Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 60,733	€ 51,381
Non-trading derivatives	2,693	1,536
Designated as at fair value profit or loss	6,565	6,355
Mandatorily measured at fair value through profit or loss	68,636	42,684
Financial assets at fair value through profit or loss	€ 138,628	€ 101,956